Sarah R. Crespi

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1283

sarah.crespi@blackrock.com

August 15, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the following Trust funds, each dated August 11, 2023, do not differ from those contained in Post-Effective Amendment No. 2,662 to the Trust’s Registration Statement on Form N-1A, filed electronically on August 11, 2023:

iShares iBonds Oct 2024 Term TIPS ETF

iShares iBonds Oct 2025 Term TIPS ETF

iShares iBonds Oct 2026 Term TIPS ETF

iShares iBonds Oct 2027 Term TIPS ETF

iShares iBonds Oct 2028 Term TIPS ETF

iShares iBonds Oct 2029 Term TIPS ETF

iShares iBonds Oct 2030 Term TIPS ETF

iShares iBonds Oct 2031 Term TIPS ETF

iShares iBonds Oct 2032 Term TIPS ETF

iShares iBonds Oct 2033 Term TIPS ETF

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary